RELATED PARTIES (Details Narrative) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	May 29, 2023	Nov. 17, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Related Party Transaction [Line Items]
Interest expenses			$ 749	$ 21	$ 0
Warrants issued			1,112,930
Debt discount			$ 865
Proceeds from investments related parties			$ 245
Redeemable crossover preferred shares			34,868
Payment for fees			$ 300,000
Vested options			60,000
Share-based compensation expenses			$ 157
Consulting expenses			75
Commitment to shareholder				1,945
Changes in fair value of commitment to shareholder			1,036	1,500	(3,445)
Settlement of commitment to shareholder			909
Monthly payments	$ 32
Total payments			384
Severance payments			177
Other amounts			$ 32
Chief Innovation Officer [Member]
Related Party Transaction [Line Items]
Option to purchase		346,575
Options granted		346,575	600,000			75,000
Research and Development Expense [Member]
Related Party Transaction [Line Items]
Related party expenses			$ 182	45	0
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Related party expenses			$ 50	$ 0	$ 0
Related Party [Member]
Related Party Transaction [Line Items]
Warrants issued			113,855
Debt discount			$ 193
Proceeds from investments related parties			$ 600
Redeemable crossover preferred shares			85,390